License Agreements - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021	Nov. 30, 2020	Jul. 31, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
License Agreements
Research and development				$ 67,003	$ 53,572	$ 41,018
Adimab LLC
License Agreements
Option fee percentage			65.00%
Adimab LLC | License Agreements
License Agreements
Research and development				0	3,000	3,092
Adimab LLC | Maximum
License Agreements
Technical milestones payment			$ 250
License agreement milestone payments			$ 13,000
MSK | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
License Agreements
License agreement milestone payments		$ 7,500
Research and development				$ 200	50	$ 50
Upfront license execution fee due		$ 100
Timing of satisfaction				10 years
Vaccinex, Inc. | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
License Agreements
Research and development				$ 500	$ 850
Payments to related party				$ 850
Vaccinex, Inc. | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Clinical Milestone Payment
License Agreements
License agreement milestone payments	$ 3,500
Vaccinex, Inc. | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Regulatory Milestone Payment
License Agreements
License agreement milestone payments	$ 11,500